Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accounts receivable, non-trade	$ 15,273	$ 33,924
Accounts receivable, related party balance	16,068	26,471
Accumulated depreciation	1,293,447	3,294,021
Accumulated amortization on vessels under capital lease	$ 51,290	$ 69,072
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, share authorized (shares)	725,000,000	725,000,000
Common stock, share issued (shares)	89,127,041	86,149,975
Common stock, share outstanding (shares)	89,127,041	86,149,975
Minimum
Range of interest	0.00%	0.00%
Maximum | LIBOR
Range of interest	1.25%	1.25%